Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	360 Funds
Central Index Key	0001319067
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 29, 2020
Document Effective Date	Jan. 29, 2020
Prospectus Date	Jan. 28, 2020
EAS Crow Point Alternatives Fund | Investor Class Shares
Prospectus [Line Items]
Trading Symbol	EASAX
EAS Crow Point Alternatives Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	EASIX
Crow Point Global Tactical Allocation Fund | Investor Class Shares
Prospectus [Line Items]
Trading Symbol	CGHAX
Crow Point Global Tactical Allocation Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	CGHIX
Crow Point Alternative Income Fund | Investor Class Shares
Prospectus [Line Items]
Trading Symbol	AAIFX
Crow Point Alternative Income Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	AIIFX
RVX Emerging Markets Equity Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	RVXEX	[1]
RVX Emerging Markets Equity Fund | Institutional Shares
Prospectus [Line Items]
Trading Symbol	RVEMX
Midwood Long/Short Equity Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	*	[1]
Midwood Long/Short Equity Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	MDWDX

[1]	Shares currently not offered for sale.